Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC FUNDS SERIES TRUST (formerly called PACIFIC LIFE FUNDS)
Prospectus Date	rr_ProspectusDate	Aug. 01, 2015
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 25, 2015

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, B, C, I, R and ADVISOR CLASS SHARES DATED AUGUST 1, 2015

This supplement revises the Pacific Funds Class A, B, C, I, R and Advisor Class Shares prospectus dated August 1, 2015 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Diversified Alternatives – In the Principal Investment Strategies subsection, the second sentence of the first paragraph is deleted and replaced with the following:

The Fund seeks to maintain a low to moderate correlation of its returns with the returns of traditional equity and fixed income asset classes over long-term periods, meaning its returns are intended not to have a strong direct relationship (up or down) to movements in those asset classes, although there is expected to be some related movements.

In addition, the third bulleted paragraph is deleted and replaced with the following:

•	Downside Protection Strategies – strategies or investments that seek to reduce Fund losses during adverse and volatile market conditions. These include absolute return strategies, which seek to achieve positive returns over a complete market cycle.

Pacific Funds Diversified Alternatives (formerly called PL Diversified Alternatives Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 25, 2015

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, B, C, I, R and ADVISOR CLASS SHARES DATED AUGUST 1, 2015

This supplement revises the Pacific Funds Class A, B, C, I, R and Advisor Class Shares prospectus dated August 1, 2015 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Diversified Alternatives – In the Principal Investment Strategies subsection, the second sentence of the first paragraph is deleted and replaced with the following:

The Fund seeks to maintain a low to moderate correlation of its returns with the returns of traditional equity and fixed income asset classes over long-term periods, meaning its returns are intended not to have a strong direct relationship (up or down) to movements in those asset classes, although there is expected to be some related movements.

In addition, the third bulleted paragraph is deleted and replaced with the following:

•	Downside Protection Strategies – strategies or investments that seek to reduce Fund losses during adverse and volatile market conditions. These include absolute return strategies, which seek to achieve positive returns over a complete market cycle.